Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income (Loss)	$ 20,010	$ 15,818	$ (15,848)
Denominator:
Basic weighted average number of shares outstanding	179,623	185,044	186,365
Diluted weighted average number of shares	185,109	192,334	186,365
Earnings (loss) per share, Basic	$ 0.111	$ 0.085	$ (0.085)
Earnings (loss) per share, Diluted	$ 0.108	$ 0.082	$ (0.085)
Employee Stock Option
Denominator:
Weighted average effect of dilutive securities	1,442	3,721
Restricted Stock Units
Denominator:
Weighted average effect of dilutive securities	4,044	3,569